Property, Plant and Equipment, Net - Summary of Property Plant and Equipment, Net (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 1,405.2	$ 1,081.3
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	6.7	6.6
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	52.4	39.2
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	697.6	691.7
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	4.0	1.9
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	6.2	3.4
Property under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 638.3	$ 338.5